Income Taxes - Schedule of Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits-beginning of period	$ 0.4	$ 0.5
Decreases related to prior year tax positions	(0.4)	(0.1)
Increases related to current year tax provisions	1.7
Gross unrecognized tax benefits-end of period	$ 1.7	$ 0.4